Capital Withdrawal Payable To General Partner	12 Months Ended
Dec. 31, 2020
Capital Withdrawal Payable To General Partner [Abstract]
Capital Withdrawal Payable To General Partner

9.    CAPITAL WITHDRAWAL PAYABLE TO GENERAL PARTNER

At December 31, 2020 and 2019, capital withdrawals payable were $271 and $1,056,135 respectively. At December 31, 2020, the capital withdrawal payable was related solely to profit share allocated to the General Partner.